CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	9 Months Ended
Mar. 31, 2014
Revenues:
Oil and gas sales	$ 10,841,391
Total revenues	10,841,391
Costs and expenses:
Oil and gas production, operating and development costs	6,409,143
Accretion of asset retirement obligations	173,856
General and administrative expenses	3,953,682
Depreciation, depletion and non-loan-related amortization	5,726,591
Total operating costs and expenses	16,263,272
Operating income (loss)	(5,421,881)
Non-operating income (expense):
Other income	9,427
Interest expense, including amortization of loan discount	(8,166,410)
Loss on derivatives (Note-H)	(12,221,932)
Gain on acquisition of assets at fair market value	22,238,000
Amortization of loan costs	(587,481)
Total non-operating income (expense)	1,271,604
Loss before income taxes	(4,150,277)
Provision for income taxes	0
Net loss	(4,150,277)
Dividends on preferred shares	(1,009,047)
Net loss available to common shareholders	$ (5,159,324)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.07)
Weighted average common shares outstanding (in shares)	77,479,184